UNAUDITED INTERIM CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	€ 2,275	€ 1,518	€ 4,254	€ 2,859
Cost of sales	(2,060)	(1,319)	(3,822)	(2,518)
Gross profit	215	199	432	341
Selling and administrative expenses	(75)	(67)	(143)	(127)
Research and development expenses	(10)	(9)	(21)	(20)
Other gains and losses - net	(134)	44	(24)	87
(Loss) / income from operations	(4)	167	244	281
Finance costs - net	(32)	(37)	(62)	(92)
(Loss) / income before tax	(36)	130	182	189
Income tax benefit / (expense)	4	(22)	(35)	(33)
Net (loss) / income	(32)	108	147	156
Net income attributable to:
Equity holders of Constellium	(34)	107	143	153
Non-controlling interests	2	1	4	3
Net (loss) / income	€ (32)	€ 108	€ 147	€ 156
Earnings per share attributable to the equity holders of Constellium (in Euros)
Basic (in EUR per share)	€ (0.24)	€ 0.76	€ 1.00	€ 1.09
Diluted (in EUR per share)	€ (0.24)	€ 0.73	€ 0.97	€ 1.04
Weighted average number of shares
Basic (in shares)	144,186,241	140,636,684	142,938,735	140,301,539
Diluted (in shares)	144,186,241	146,730,106	147,184,031	146,730,106